Restatement of Prior Period Financial Statement (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 15, 2021	Mar. 31, 2021	[1]	Jan. 05, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively	$ 1,604	$ 1,604				$ 2,456
Shares outstanding						7,314,578
Additional paid-in capital	190,524,697	190,298,562				$ 150,425,960
Total shareholders' equity	$ (27,160,465)	$ (20,494,429)			$ (56,201,592)	(53,220,859)							$ (47,248,164)
CIK0001848000_LAKESHORE ACQUISITION I CORP
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redeemable convertible preferred stock						54,670,000
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively						$ 163
Shares outstanding			2,860,883			5,467,000
Additional paid-in capital			$ 132,444			$ 779,049
Total shareholders' equity			$ (256,615)	$ 248,389	$ 334,283	$ 479,587	$ 622,060	$ 722,654		$ 20,987		$ 0
CIK0001848000_LAKESHORE ACQUISITION I CORP | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redeemable convertible preferred stock									$ 50,000,000
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively									$ 791,913
Shares outstanding									5,000,000
Ordinary share									169
Additional paid-in capital									$ 780,154
CIK0001848000_LAKESHORE ACQUISITION I CORP | As Previously Reported | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redeemable convertible preferred stock									45,780,150
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively									$ 5,011,721
Shares outstanding									4,578,015
Ordinary share									211
Additional paid-in capital									$ 5,000,004
CIK0001848000_LAKESHORE ACQUISITION I CORP | As Previously Reported | Restatement of redeemable common stock as temporary equity | Minimum [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Total shareholders' equity									5,000,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Adjustment | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redeemable convertible preferred stock									4,219,850
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively									$ (4,219,808)
Ordinary share									(42)
Additional paid-in capital									$ (4,219,850)

[1]	The number of ordinary shares outstanding at March 31, 2021 includes an aggregate of up to 187,500 shares of non-redeemable founder shares that are subject to forfeiture if the underwriters do not exercise over-allotment option. In connection with the closing of the initial public offering and the underwriters’ partial exercise of over-allotment option on June 15, 2021 and June 28, 2021, respectively, a total of 70,750 founder shares were forfeited and a total of 116,750 founder shares were no longer subject to forfeiture.